Derivative Financial Instruments and Hedging Activities - Schedule of Effect of Derivative Financial Instruments on Statements of Operations and Comprehensive (Loss) Income (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Foreign currency forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on Derivatives Designated as Hedges
Foreign currency forward contracts [Member] | Selling, general and administrative expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on Derivatives Designated as Hedges			32
Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on Derivatives Designated as Hedges	3,744
Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on Derivatives Designated as Hedges	$ 3,744